Leases (Details) - Schedule of Maturities of Lease Liabilities Under Non-Cancellable Leases ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Maturities of Lease Liabilities Under Non-Cancellable Leases [Abstract]
Fiscal 2024	₨ 304	$ 3.7
Fiscal 2025	314	3.8
Fiscal 2026	322	3.9
Fiscal 2027	332	4.0
Fiscal 2028	342	4.2
Thereafter	11,120	135.3
Total undiscounted lease payments	12,734	154.9
Less: Imputed interest	9,034	109.8
Total lease liabilities	₨ 3,700	$ 45.1	₨ 3,834